Summary of Significant Accounting Policies and Practices (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jan. 31, 2023 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Grant credit terms	90 days	90 days
Allowance for expected credit losses	$ 326,813		$ 13,864	$ 13,864
Principal amount	30	$ 231
Investment fair value	6,029		5,820	$ 5,820
Closing price (in Dollars per share) | $ / shares		$ 9.32		$ 9.08
Unrealized investment loss and gain	532		337		$ (693)
Interest income	1,826		748		346
Deferred offering costs	620,193		680,090	$ 680,090
Contract liabilities	$ 315,411		45,920	45,920	152,541
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Government subsidies	Government subsidies
Government subsidies	$ 17,090		1,533		13,792
Deferred government subsidy	$ 38,716		38,506	$ 38,506
Salary income percentage	5.00%
Income amount	$ 14,341		16,772		16,782
Investments in Marketable Equity Securities [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Unrealized investment loss and gain	356		337		(693)
Interest income	356		$ 305		$ 289
Hong Kong Government [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred government subsidy						$ 38,506
Employee Benefit Plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income amount	$ 3,832